Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Company's Open Commodity Contracts

The following table reflects the Company’s open commodity contracts at March 31, 2019:

	2019	2020	Total
Oil fixed price swaps
Volume (Bbl)	3,874,890	3,063,500	6,938,390
Weighted-average price	$60.05	$60.74	$60.36
Natural gas fixed price swaps
Volume (MMBtu)	30,442,000	16,005,000	46,447,000
Weighted-average price	$2.91	$2.64	$2.82
Natural gas basis swaps
Volume (MMBtu)	22,000,000	7,320,000	29,320,000
Weighted-average price	$0.60	$0.53	$0.58
Natural gas liquids fixed price swaps
Volume (Bbl)	825,000	—	825,000
Weighted-average price	$32.25	$—	$32.25

The following table reflects the Company’s open commodity contracts at December 31, 2018:

	2019	2020	Total
Oil fixed price swaps
Volume (Bbl)	5,405,670	1,599,500	7,005,170
Weighted-average price	$60.05	$63.14	$60.76
Natural gas fixed price swaps
Volume (MMBtu)	43,800,000	12,325,000	56,125,000
Weighted-average price	$2.90	$2.63	$2.84
Natural gas basis swaps
Volume (MMBtu)	29,200,000	3,640,000	32,840,000
Weighted-average price	$0.60	$0.62	$0.60
Natural gas liquids fixed price swaps
Volume (Bbl)	1,095,000	—	1,095,000
Weighted-average price	$32.25	$—	$32.25

Schedule of Net Gains and Loss on Derivative Contracts

The following table presents the Company’s loss on derivative contracts and net cash received (paid) upon settlement of its derivative contracts for the three months ended March 31, 2019 and 2018:

	Three Months Ended March 31, 2019
	2019	2018
	(in thousands)
Loss on derivative contracts	$(83,642)	$(9,614)
Net cash received (paid) upon settlement of derivative contracts (1)	$5,382	$(4,138)

The following table presents the Company’s gain (loss) on derivative contracts and net cash (paid) received upon settlement of its derivative contracts for the years ended December 31, 2018 and 2017:

	Years Ended December 31,
	2018	2017
	(in thousands)
Gain (loss) on derivative contracts	$78,054	$(6,797)
Net cash (paid) received upon settlement of derivative contracts (1)	$(33,279)	$2,705

(1)	Includes $1.3 million of cash received upon settlement of derivative contracts prior to their contractual maturity for the year ended December 31, 2017.